UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 450 Park Avenue 7th Floor
         New York, NY  10022

13F File Number:  28-04490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     /s/  Joseph Mastoloni     New York, NY     August 08, 2003

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-04490 Name Change          Vontobel USA Inc.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $830,975 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109    31660   757254 SH  SOLE SOLE                   757254        0        0
AMERICAN INTL GROUP INC        COM              026874107    64135  1162283 SH  SOLE SOLE                  1162283        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    78590     1084 SH  SOLE SOLE                     1084        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    19090     7855 SH  SOLE SOLE                     7855        0        0
CHUBB CORP                     COM              171232101    41330   688808 SH  SOLE SOLE                   688808        0        0
CINCINNATI FINL CORP           COM              172062101    46680  1260149 SH  SOLE SOLE                  1260149        0        0
CORUS BANKSHARES INC           COM              220873103    21145   439331 SH  SOLE SOLE                   439331        0        0
DR REDDYS LABS LTD             ADR              256135203     7290   312800 SH  SOLE SOLE                   312800        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    73400  1445684 SH  SOLE SOLE                  1445684        0        0
FEDERAL NATL MTG ASSN          COM              313586109    72645  1077150 SH  SOLE SOLE                  1077150        0        0
FIFTH THIRD BANCORP            COM              316773100     9690   168706 SH  SOLE SOLE                   168706        0        0
GANNETT INC                    COM              364730101    12420   161688 SH  SOLE SOLE                   161688        0        0
GOLDEN WEST FINL CORP DEL      COM              381317106    21690   271046 SH  SOLE SOLE                   271046        0        0
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     5000   266500 SH  SOLE SOLE                   266500        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102    34220  1854575 SH  SOLE SOLE                  1854575        0        0
INTERPUBLIC GROUP COS INC      COM              460690100     5670   423766 SH  SOLE SOLE                   423766        0        0
IPC HLDGS LTD                  ORD              G4933P101     8855   264250 SH  SOLE SOLE                   264250        0        0
KNIGHT RIDDER INC              COM              499040103    12530   181807 SH  SOLE SOLE                   181807        0        0
LIZ CLAIBORNE INC              COM              539320101    10880   308556 SH  SOLE SOLE                   308556        0        0
MARKEL CORP                    COM              570535104    43250   168957 SH  SOLE SOLE                   168957        0        0
MATAV-CABLE SYS MEDIA LTD      SPONSORED ADR    576561104      210    12050 SH  SOLE SOLE                    12050        0        0
MERCURY GENL CORP NEW          COM              589400100    22995   503687 SH  SOLE SOLE                   503687        0        0
OLD REP INTL CORP              COM              680223104    20495   598025 SH  SOLE SOLE                   598025        0        0
P T TELEKOMUNIKASI INDONESIA   SPONSORED ADR    715684106      365    32400 SH  SOLE SOLE                    32400        0        0
SAFEWAY INC                    COM NEW          786514208     8460   413453 SH  SOLE SOLE                   413453        0        0
SPDR TR                        UNIT SER 1       78462F103      570     5795 SH  SOLE SOLE                     5795        0        0
STATE STR CORP                 COM              857477103    36085   915828 SH  SOLE SOLE                   915828        0        0
TIFFANY & CO NEW               COM              886547108     9045   276782 SH  SOLE SOLE                   276782        0        0
TJX Companies Inc              COM              872539101    22140  1175049 SH  SOLE SOLE                  1175049        0        0
TORCHMARK CORP                 COM              891027104    11560   310286 SH  SOLE SOLE                   310286        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100    33365   842118 SH  SOLE SOLE                   842118        0        0
VINA CONCHA Y TORO S A         SPONSORED ADR    927191106      740    16700 SH  SOLE SOLE                    16700        0        0
WATTS INDS INC                 CL A             942749102    18810  1053860 SH  SOLE SOLE                  1053860        0        0
Wells Fargo & Co  Del          COM              949740104    25965   515130 SH  SOLE SOLE                   515130        0        0